Interest-bearing loans and borrowings - Category of carrying values and fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Category of carrying values and fair values
Total carrying value	$ 17,807	$ 16,808	$ 15,053
Fair value	19,280	$ 18,174	16,076
Interest rate on borrowings		5.90%
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value	347	$ 350	355
Loss on fair value of bonds due to decrease credit risk	9
Gain on fair value of bonds due to increase credit risk	27
Amortised cost
Category of carrying values and fair values
Total carrying value	13,958	12,804	13,300
Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value	900	1,368	1,398
Instruments designated in cash flow hedge
Category of carrying values and fair values
Total carrying value	2,602	2,286
Investments in foreign operations
Category of carrying values and fair values
Fair value	1,206	1,400	1,516
Investments in foreign operations | Amortised cost
Category of carrying values and fair values
Total carrying value	1,054	1,208	1,327
Bank overdrafts
Category of carrying values and fair values
Total carrying value	152	94	189
Fair value	152	94	189
Bank overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	152	94	189
Finance leases | Due within one year
Category of carrying values and fair values
Total carrying value	5	87	67
Fair value	5	87	67
Finance leases | Due after more than one year
Category of carrying values and fair values
Total carrying value		6	28
Fair value		6	28
Finance leases | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	5	87	67
Finance leases | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value		6	28
Loans | Due within one year
Category of carrying values and fair values
Total carrying value	2,090	2,126	660
Fair value	2,092	2,161	660
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value	15,560	14,495	14,109
Fair value	17,031	15,826	15,132
Loans | Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value	282
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value	347	350	355
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	1,494	1,356	660
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	12,307	11,261	12,356
Loans | Instruments in a fair value hedge relationship | Due within one year
Category of carrying values and fair values
Total carrying value	596	770
Loans | Instruments in a fair value hedge relationship | Due after more than one year
Category of carrying values and fair values
Total carrying value	304	598	$ 1,398
Loans | Instruments designated in cash flow hedge | Due after more than one year
Category of carrying values and fair values
Total carrying value	$ 2,602	$ 2,286
5.9% Callable bond
Category of carrying values and fair values
Interest rate on borrowings	5.90%
1.75% Callable bond
Category of carrying values and fair values
Interest rate on borrowings	1.75%	1.75%	1.75%
0.25% Callable bond
Category of carrying values and fair values
Interest rate on borrowings	0.25%	0.25%	0.25%
7% Guaranteed debentures
Category of carrying values and fair values
Interest rate on borrowings	7.00%	7.00%	7.00%
0.75% Callable bond
Category of carrying values and fair values
Interest rate on borrowings	0.75%	0.75%	0.75%
1.25% Callable bond
Category of carrying values and fair values
Interest rate on borrowings	1.25%	1.25%	1.25%